Operations (Details) - Schedule of consolidated financial statements - BRL (R$) R$ in Thousands	12 Months Ended	17 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Schedule of consolidated financial statements [Abstract]
Net revenue	R$ 27,949	R$ 19,194
Net income for the period		R$ 1